Income Tax Expense(Benefit) (Detail) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended		7 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Oneida Resources Corp
Current Expense:
Current			$ 32,921	$ 64,834
Deferred tax benefit:
Deferred			(6,378,456)	4,359,809	11,000
Valuation allowance			6,378,456	(4,359,809)	(11,000)
Provision (benefit) for income taxes	$ 8,230	$ 24,690	$ 32,921	$ 64,834